Income Tax	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Tax

NOTE 10: INCOME TAX

Income tax expense for the years ended December 31, 2017 and 2016 is summarized as follows.

	December 31, 2017	December 31, 2016
Deferred:
Federal	$(700,557)	$(1,339,178)
State	(327,051)	(229,803)
Change in valuation allowance	1,027,608	1,568,981
Income tax expense (benefit)	$-	$-

The following is a reconciliation of the provision for income taxes at the U.S. federal income tax rate to the income taxes reflected in the Statement of Operations:

	December 31, 2017	December 31, 2016
Book income (loss)	34.00%	34.00%
State taxes	5.83%	5.83%
Stock compensation	0.00%	-4.64%
Other permanent items	-2.25%	-2.04%
Enactment of Tax Cuts and Jobs Act	-20.29%	0.00%
Valuation allowance	-17.30%	-33.15%
Tax expense at actual rate	-	-

The tax effects of temporary differences that gave rise to significant portions of deferred tax assets and liabilities at December 31, 2017 and 2016 are as follows:

	December 31, 2017	December 31, 2016
Deferred tax assets:
Net operating loss carryforward	$2,874,380	$1,931,445
Other	84,673	-
Total gross deferred tax assets	2,959,053	1,931,445
Less: valuation allowance	(2,959,053)	(1,931,445)
Net deferred tax assets	$-	$-

Deferred income taxes are provided for the tax effects of transactions reported in the financial statements and consist of deferred taxes related primarily to differences between the bases of certain assets and liabilities for financial and tax reporting. The deferred taxes represent the future tax return consequences of those differences, which will either be deductible or taxable when the assets and liabilities are recovered or settled.

The Tax Cuts and Jobs Act (“TCJA”) was enacted on December 22, 2017 and reduced the U. S. federal corporate income tax rate to 21.00% effective January 1, 2018. As such the Company has recorded a decrease in deferred tax assets and valuation allowance of $1,205,334 during the year ended December 31, 2017.

The staff of the US Securities and Exchange Commission (SEC) has recognized the complexity of reflecting the impacts of the TCJA, and on December 22, 2017 issued guidance in Staff Accounting Bulletin 118 (“SAB 118”) which clarifies accounting for income taxes under ASC 740 if information is not yet available or complete and provides for up to a one year period in which to complete the required analyses and accounting (the measurement period). SAB 118 describes three scenarios (or “buckets”) associated with a company’s status of accounting for income tax reform: (1) a company is complete with its accounting for certain effects of tax reform, (2) a company is able to determine a reasonable estimate for certain effects of tax reform and records that estimate as a provisional amount, or (3) a company is not able to determine a reasonable estimate and therefore continues to apply ASC 740, based on the provisions of the tax laws that were in effect immediately prior to the TCJA being enacted. The Company has completed the required analysis and accounting for substantially all the effects of the TCJA’s enactment and have made a reasonable estimate as to the other effects and have reflected the measurement and accounting of the effects in the 2017 financial statements. In accordance with SAB 118, adjustments, if any, to any provisional amounts will be recorded in 2018. The Company did not identify any effects related to the TCJA for which they were not able to either complete the required analysis or make a reasonable estimate.

At December 31, 2017 and 2016, the Company had net operating losses of approximately $11,500,000 and $5,520,000, respectively, for U.S. federal and California income tax purposes available to offset future taxable income, limited to 80% of taxable income, expiring on various dates through 2035. The Company has recorded a 100% valuation allowance on the deferred tax assets due to the uncertainty of its realization. The net change in the valuation allowance for the years ended December 31, 2017 and 2016 was an increase of $1,027,608 and $1,568,981, respectively.

In the normal course of business, the Company’s income tax returns are subject to examination by various taxing authorities. Such examinations may result in future tax and interest assessment by these taxing authorities. Accordingly, the Company believes that it is more likely than not that it will realize the benefits of tax positions it has taken in its tax returns or for the amount of any tax benefit that exceeds the cumulative probability threshold in accordance with FASB ASC 740. Differences between the estimated and actual amounts determined upon ultimate resolution, individually or in the aggregate, are not expected to have a material adverse effect on the company’s financial position. The Company believes its tax positions are all highly certain of being upheld upon examination. As such, the Company has not recorded a liability for unrecognized tax benefits. As of December 31, 2017, tax years 2014, 2015, 2016 and 2017 remain open for examination by the IRS and California. The Company has received no notice of audit from the Internal Revenue Service or California for any of the open tax years.